Shareholders' Equity - Additional Information (Detail) - JPY (¥) ¥ in Millions						12 Months Ended
	Sep. 20, 2019	Aug. 09, 2019	Aug. 20, 2018	Jul. 19, 2018	Jun. 19, 2018	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	May 15, 2019	May 14, 2018
Total number of authorized shares of common stock						3,000,000,000	3,000,000,000
Number of shares authorized to be repurchased										20,000,000
Shares authorized to be repurchased amount										¥ 70,000
Purchase of treasury stock					¥ 70,000	¥ 62	¥ 100,089	¥ 70,094
Treasury stock cancelled	26,502,400		15,368,300
Total amount the company can pay out as a dividend						¥ 2,078,000
Share repurchase program [member]
Shares authorized to be repurchased amount									¥ 100,000
Number of shares repurchased		26,502,400		15,368,300
Purchase of treasury stock		¥ 100,000
Shares authorized to be repurchased, shares									32,000,000